Revenue and segment reporting	12 Months Ended
Jun. 30, 2021
Revenue and segment reporting
Revenue and segment reporting

5     Revenue and segment reporting

(i)	Revenue

(a)Disaggregation of revenue from contracts with customers by major revenue stream is as follows:

	2019	2020	2021
	RMB	RMB	RMB
Revenue from continuing operations
K-12 student management services and high school curriculum education services*	754,493	861,923	1,111,585
Ancillary educational services**	230,510	121,611	204,221
Operation and management services	37,792	43,839	59,984
Total	1,022,795	1,027,373	1,375,790

Revenue from discontinued operations
K-9 compulsory curriculum education services	490,542	489,699	618,653
Total	490,542	489,699	618,653

*K-12 student management services and high school curriculum education services include accommodation and after-school enrichment services to K-12 school students and high school curriculum education services.

**Ancillary educational services primarily include well-rounded education and academic subject tutoring, study trip and overseas study consulting services.

(b)Disaggregation of revenue from contracts with customers by timing of revenue recognition is as follows:

	2019	2020	2021
	RMB	RMB	RMB
Revenue from continuing operations
Timing of revenue recognition
Revenue recognized over time	940,108	932,102	1,223,868
Revenue recognized point in time	82,687	95,271	151,922
Total	1,022,795	1,027,373	1,375,790

Revenue from discontinued operations
Timing of revenue recognition
Revenue recognized over time	375,012	384,371	463,543
Revenue recognized point in time	115,530	105,328	155,110
Total	490,542	489,699	618,653

(c)Contract liabilities

The following table provides information about contract liabilities from contracts with customers.

	2020	2021
	RMB	RMB
Current liabilities
Contract liabilities	295,979	444,865
Non-current liabilities
Contract liabilities	3,159	132

The contract liabilities primarily relate to payments received related to unsatisfied performance obligations for the K-12 student management services and high school curriculum education services, K-9 compulsory curriculum education services and ancillary educational services as of June 30, 2020 and 2021, included in current and non-current contract liabilities in the Group’s consolidated statements of financial position.

(d)	Transaction price allocated to the remaining performance obligation

The Group has applied the practical expedient in IFRS 15 such that the Group does not disclose the information about revenue that the Group will be entitled to when it satisfies the remaining performance obligations under all sales contracts that had an original expected duration of one year or less.

(ii)	Segment reporting

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer of the Group, who reviews the financial information of operating segments when making decisions to allocate resources and assess performance of the Group.

The Group identified four operating segments for the years ended June 30, 2019 and 2020, including K-12 educational and management services, educational training services, study trip and overseas study consulting services and hotel management services.

For the year ended June 30, 2021, the Group optimized its management structure due to the impact of Implementation Rules announced on May 14, 2021, and restructured to three operating segments, including K-12 student management services and high school curriculum education services and operation and management services, K-9 compulsory curriculum education services, and ancillary educational services for efficient resource allocation and high-quality management for affiliated and managed schools and students.

K-12 student management services and high school curriculum education services and operation and management services, K-9 compulsory curriculum education services, and ancillary educational services were identified as reportable segments, respectively.

The Group updated the presentation of segment information for prior years to conform to the current year’s presentation.

As disclosed in note 21, as the comparative financial information was restated due to the business combination under common control, the comparative segment information was also restated.

As disclosed in note 9, the Group has classified the historical financial results of compulsory education business as discontinued operations, and has updated the presentation of segment information for prior years to conform to the current year’s presentation.

Although intra-group transactions have been fully eliminated in the consolidated financial results, when presenting the results of continuing and discontinued operations, management has attributed the elimination of transactions between the continuing operations and the discontinued operation in a way that reflects the continuance of these transactions, because management believes this is useful to the users of the financial statements. To achieve this presentation, management has eliminated the results of the inter-segment sales and cost thereof made that the continuing operations providing to K-9 compulsory education.

(a) Segment results

The revenue and operating results by segments were as follows:

For the year ended June 30, 2019

	K-12 student management	K-9 compulsory
	services and high school	curriculum
	curriculum education services	education	Ancillary
	and operation and	service	educational
	management services	(discontinued)**	services	Unallocated*	Total
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	792,285	490,542	230,510	—	1,513,337
Inter-segment revenues	287	135	8,590	—	9,012
Total segment revenues	792,572	490,677	239,100	—	1,522,349

Segment income/(loss) before income tax	299,459	23,058	105,427	(6,639)	421,305
Interest income	13,374	7,889	1,629	1,597	24,489
Interest expenses	—	208	—	—	208
Depreciation and amortization	31,173	95,793	7,844	—	134,810

*    Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

**   See Note 9.

For the year ended June 30, 2020

	K-12 student management	K-9 compulsory
	services and high school	curriculum
	curriculum education services	education	Ancillary
	and operation and	service	educational
	management services	(discontinued)**	services	Unallocated*	Total
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	905,762	489,699	121,611	—	1,517,072
Inter-segment revenues	711	418	18,002	—	19,131
Total segment revenues	906,473	490,117	139,613	—	1,536,203

Segment income/(loss) before income tax	459,875	24,205	16,948	(9,100)	491,928
Interest income	14,352	8,827	476	1,215	24,870
Interest expenses	3,040	1,368	395	—	4,803
Depreciation and amortization	59,306	102,345	8,221	—	169,872
*	Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

**   See Note 9.

For the year ended June 30, 2021

	K-12 student
	management services
	and high school
	curriculum education	K-9 compulsory
	services and	curriculum
	operation and	education	Ancillary
	management	service	educational
	services	(discontinued)**	services	Unallocated*	Total
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,171,569	618,653	204,221	—	1,994,443
Inter-segment revenues	1,824	465	12,466	—	14,755
Total segment revenues	1,173,393	619,118	216,687	—	2,009,198

Segment income/(loss) before income tax	566,434	(241,723)	90,285	(9,254)	405,742
Interest income	35,026	6,843	956	9	42,834
Interest expenses	278	433	873	—	1,584
Depreciation and amortization	62,086	96,393	11,249	—	169,728
Impairment loss	—	252,259	—	—	252,259

*    Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

**   See Note 9.

	2019	2020	2021
	RMB	RMB	RMB
Revenue
Total segment revenues	1,522,349	1,536,203	2,009,198
Elimination of inter-segment revenues	(9,012)	(19,131)	(14,755)
Elimination of discontinued operations	(490,542)	(489,699)	(618,653)
Consolidated revenues	1,022,795	1,027,373	1,375,790

Profit before tax
Segment income before income tax	421,305	491,928	405,742
Elimination of discontinued operations	(23,058)	(24,205)	241,723
Consolidated profit before tax from continuing operations	398,247	467,723	647,465

Note:

The Group has initially applied IFRS 16 as of July 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See note 4(o).

The Group’s customer base is diversified and no customer with whom transactions have exceeded 10% of the Group’s revenues.

The Group’s non-current assets are all located in mainland China. The geographical location of the Group’s non-current assets is based on the physical location of the asset, in the case of property and equipment, the location of the operation to which they are allocated, in the case of intangible assets and goodwill.